Consolidating Condensed Financial Information - Additional Information (Detail) - MGM Growth Properties LLC [Member] - $ / shares		12 Months Ended
	Apr. 25, 2016	Dec. 31, 2015
Condensed Financial Statements Captions [Line Items]
Percentage of minority interest		26.70%
Ownership interest transferred		100.00%
Class A shares [Member] | Subsequent Event [Member] | Initial Public Offering [Member]
Condensed Financial Statements Captions [Line Items]
New issuance of shares	57,500,000
Shares authorized to underwriters	7,500,000
Initial offering price	$ 21